SIGNIFICANT ACCOUNTING POLICIES (Schedule of Financial Assets and Liabilities Measured at Fair Value) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial assets Gross	$ 70,673	$ 33,061
Total financial assets	73,246	34,253
Total financial liabilities	2,596	2,973
Level 1 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial assets Gross	456	331
Total financial assets	456	331
Total financial liabilities
Level 2 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial assets Gross	70,217	32,730
Total financial assets	72,790	33,922
Total financial liabilities	2,596	2,973
Money Market Funds [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial assets Gross	456	331
Money Market Funds [Member] | Level 1 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial assets Gross	456	331
Money Market Funds [Member] | Level 2 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial assets Gross
Certificates of Deposit [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial assets Gross	67,248	11,013
Certificates of Deposit [Member] | Level 1 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial assets Gross
Certificates of Deposit [Member] | Level 2 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial assets Gross	67,248	11,013
Corporate Bonds [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial assets Gross	2,969	21,717
Corporate Bonds [Member] | Level 1 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial assets Gross
Corporate Bonds [Member] | Level 2 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial assets Gross	2,969	21,717
Derivatives contracts [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial assets	2,573	1,192
Total financial liabilities	2,596	2,973
Derivatives contracts [Member] | Level 1 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial assets
Total financial liabilities
Derivatives contracts [Member] | Level 2 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial assets	2,573	1,192
Total financial liabilities	$ 2,596	$ 2,973